GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (23.73%)
US Government and Agency Obligations (23.73%)
$ 10,000,000	Federal Home Loan Banks(a)	1.500%	07/20/32	$8,431,422

Total Government Bonds (Cost $10,000,000)				8,431,422

Mortgage-Backed Securities (55.45%)
GNMA Bonds (55.45%)(b)
292,304	Government National Mortgage Association Pool 678422	5.000%	04/15/38	289,684
47,101	Government National Mortgage Association Pool 688685	5.000%	05/15/38	47,030
220,883	Government National Mortgage Association Pool 688686	5.000%	05/15/38	218,921
90,551	Government National Mortgage Association Pool 593759	5.500%	11/15/33	90,778
138,821	Government National Mortgage Association Pool 593777	5.500%	12/15/33	139,719
42,526	Government National Mortgage Association Pool 631037	5.500%	12/15/34	43,978
61,178	Government National Mortgage Association Pool 669726	5.500%	05/15/37	63,544
199,808	Government National Mortgage Association Pool 670312	5.500%	05/15/37	206,006
281,126	Government National Mortgage Association Pool 681553	5.500%	09/15/38	283,635
293,943	Government National Mortgage Association Pool 702941	5.500%	11/15/38	296,641
122,428	Government National Mortgage Association Pool 702953	5.500%	12/15/38	122,557
195,724	Government National Mortgage Association Pool 702980	5.500%	02/15/39	197,400
28,923	Government National Mortgage Association Pool 487395	6.000%	02/15/29	28,942
28,665	Government National Mortgage Association Pool 487425	6.000%	03/15/29	28,629
38,345	Government National Mortgage Association Pool 494925	6.000%	03/15/29	38,377
42,482	Government National Mortgage Association Pool 487482	6.000%	05/15/29	42,502
58,774	Government National Mortgage Association Pool 487535	6.000%	06/15/29	58,864
111,892	Government National Mortgage Association Pool 487561	6.000%	06/15/29	114,082
45,468	Government National Mortgage Association Pool 487539	6.000%	07/15/29	45,501
44,883	Government National Mortgage Association Pool 487540	6.000%	07/15/29	44,899
130,967	Government National Mortgage Association Pool 509249	6.000%	08/15/29	133,609
31,404	Government National Mortgage Association Pool 495080	6.000%	09/15/29	31,414
63,268	Government National Mortgage Association Pool 509191	6.000%	09/15/29	63,366
232,972	Government National Mortgage Association Pool 515276	6.000%	10/15/29	236,844
43,168	Government National Mortgage Association Pool 509253	6.000%	11/15/29	43,195
136,470	Government National Mortgage Association Pool 515346	6.000%	01/15/30	137,742
181,676	Government National Mortgage Association Pool 515303	6.000%	01/15/30	185,354
140,313	Government National Mortgage Association Pool 515345	6.000%	01/15/30	141,621
55,170	Government National Mortgage Association Pool 515325	6.000%	03/15/30	56,343
42,370	Government National Mortgage Association Pool 515402	6.000%	06/15/30	42,397
268,715	Government National Mortgage Association Pool 515470	6.000%	08/15/30	273,907
301,061	Government National Mortgage Association Pool 515471	6.000%	09/15/30	306,035
610,175	Government National Mortgage Association Pool 515496	6.000%	09/15/30	622,376
194,085	Government National Mortgage Association Pool 529772	6.000%	11/15/30	198,704
191,335	Government National Mortgage Association Pool 529771	6.000%	11/15/30	195,550
144,482	Government National Mortgage Association Pool 529774	6.000%	11/15/30	147,725
210,621	Government National Mortgage Association Pool 529773	6.000%	11/15/30	215,442
140,753	Government National Mortgage Association Pool 529821	6.000%	12/15/30	145,087
88,051	Government National Mortgage Association Pool 529823	6.000%	01/15/31	90,227
101,389	Government National Mortgage Association Pool 529822	6.000%	01/15/31	103,884
120,422	Government National Mortgage Association Pool 529820	6.000%	01/15/31	123,511
87,424	Government National Mortgage Association Pool 529932	6.000%	04/15/31	90,224
221,449	Government National Mortgage Association Pool 553984	6.000%	06/15/31	224,312
125,033	Government National Mortgage Association Pool 487351	6.000%	07/15/31	129,019
111,783	Government National Mortgage Association Pool 509178	6.000%	07/15/31	114,883
35,623	Government National Mortgage Association Pool 487455	6.000%	07/15/31	36,060
121,835	Government National Mortgage Association Pool 509180	6.000%	08/15/31	123,190
134,943	Government National Mortgage Association Pool 487396	6.000%	08/15/31	138,753
122,027	Government National Mortgage Association Pool 553952	6.000%	10/15/31	123,401
50,406	Government National Mortgage Association Pool 553986	6.000%	11/15/31	50,515

1

GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Mortgage-Backed Securities (55.45%) (continued)
$ 119,543	Government National Mortgage Association Pool 583198	6.000%	03/15/32	$120,940
61,414	Government National Mortgage Association Pool 583262	6.000%	06/15/32	61,514
218,683	Government National Mortgage Association Pool 568334	6.000%	08/15/32	221,803
44,918	Government National Mortgage Association Pool 530802	6.000%	01/15/33	44,997
69,035	Government National Mortgage Association Pool 530807	6.000%	02/15/33	69,163
330,489	Government National Mortgage Association Pool 572028	6.000%	02/15/33	335,919
96,771	Government National Mortgage Association Pool 554111	6.000%	03/15/33	97,836
160,610	Government National Mortgage Association Pool 593682	6.000%	04/15/33	163,233
535,907	Government National Mortgage Association Pool 593715	6.000%	05/15/33	545,559
140,007	Government National Mortgage Association Pool 572043	6.000%	05/15/33	142,216
102,226	Government National Mortgage Association Pool 607348	6.000%	06/15/33	103,534
388,463	Government National Mortgage Association Pool 607388	6.000%	06/15/33	394,923
318,053	Government National Mortgage Association Pool 572048	6.000%	06/15/33	323,447
229,248	Government National Mortgage Association Pool 593693	6.000%	06/15/33	233,127
541,089	Government National Mortgage Association Pool 593733	6.000%	07/15/33	551,221
417,703	Government National Mortgage Association Pool 593717	6.000%	07/15/33	425,266
270,817	Government National Mortgage Association Pool 607389	6.000%	08/15/33	275,889
426,812	Government National Mortgage Association Pool 593760	6.000%	08/15/33	434,433
171,189	Government National Mortgage Association Pool 572063	6.000%	09/15/33	173,938
259,461	Government National Mortgage Association Pool 593778	6.000%	11/15/33	264,043
572,574	Government National Mortgage Association Pool 593789	6.000%	11/15/33	583,571
150,484	Government National Mortgage Association Pool 607462	6.000%	12/15/33	152,768
162,822	Government National Mortgage Association Pool 572102	6.000%	04/15/34	165,369
390,642	Government National Mortgage Association Pool 572104	6.000%	04/15/34	398,201
399,160	Government National Mortgage Association Pool 607512	6.000%	05/15/34	406,631
103,060	Government National Mortgage Association Pool 572112	6.000%	06/15/34	104,201
115,007	Government National Mortgage Association Pool 592864	6.000%	01/15/36	120,491
51,645	Government National Mortgage Association Pool 669729	6.000%	05/15/37	53,881
6,751	Government National Mortgage Association Pool 647682	6.000%	06/15/37	6,784
81,343	Government National Mortgage Association Pool 678511	6.000%	11/15/37	84,866
167,481	Government National Mortgage Association Pool 678523	6.000%	12/15/37	176,406
129,328	Government National Mortgage Association Pool 681588	6.000%	10/15/38	136,280
42,924	Government National Mortgage Association Pool 681589	6.000%	10/15/38	44,784
29,670	Government National Mortgage Association Pool 449365	6.500%	04/15/27	30,338
41,410	Government National Mortgage Association Pool 426829	6.500%	05/15/27	42,342
38,203	Government National Mortgage Association Pool 445572	6.500%	05/15/27	38,238
39,613	Government National Mortgage Association Pool 445574	6.500%	06/15/27	39,675
40,707	Government National Mortgage Association Pool 448296	6.500%	06/15/27	40,772
33,795	Government National Mortgage Association Pool 449314	6.500%	06/15/27	33,799
38,110	Government National Mortgage Association Pool 449313	6.500%	06/15/27	38,127
36,735	Government National Mortgage Association Pool 449327	6.500%	07/15/27	36,776
45,129	Government National Mortgage Association Pool 449335	6.500%	07/15/27	45,169
45,276	Government National Mortgage Association Pool 449334	6.500%	07/15/27	45,322
40,511	Government National Mortgage Association Pool 449319	6.500%	07/15/27	40,538
32,377	Government National Mortgage Association Pool 451283	6.500%	07/15/27	32,404
36,038	Government National Mortgage Association Pool 451279	6.500%	07/15/27	36,051
41,189	Government National Mortgage Association Pool 449336	6.500%	07/15/27	41,178
26,226	Government National Mortgage Association Pool 449352	6.500%	08/15/27	26,198
35,552	Government National Mortgage Association Pool 451301	6.500%	08/15/27	35,617
33,289	Government National Mortgage Association Pool 449341	6.500%	08/15/27	33,294
45,748	Government National Mortgage Association Pool 451295	6.500%	08/15/27	45,824
38,835	Government National Mortgage Association Pool 449337	6.500%	08/15/27	38,902
34,431	Government National Mortgage Association Pool 453704	6.500%	10/15/27	35,206
46,036	Government National Mortgage Association Pool 460530	6.500%	01/15/28	46,111
47,114	Government National Mortgage Association Pool 456381	6.500%	02/15/28	47,350
34,791	Government National Mortgage Association Pool 456321	6.500%	02/15/28	34,806
26,764	Government National Mortgage Association Pool 470912	6.500%	03/15/28	26,788

2

GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Mortgage-Backed Securities (55.45%) (continued)
$ 38,413	Government National Mortgage Association Pool 469501	6.500%	03/15/28	$38,489
37,055	Government National Mortgage Association Pool 456382	6.500%	04/15/28	37,121
29,383	Government National Mortgage Association Pool 471909	6.500%	04/15/28	29,417
36,004	Government National Mortgage Association Pool 460594	6.500%	04/15/28	36,057
42,443	Government National Mortgage Association Pool 456398	6.500%	04/15/28	42,539
40,221	Government National Mortgage Association Pool 469532	6.500%	04/15/28	40,303
42,747	Government National Mortgage Association Pool 469527	6.500%	04/15/28	42,874
36,076	Government National Mortgage Association Pool 469524	6.500%	04/15/28	36,105
44,693	Government National Mortgage Association Pool 469540	6.500%	05/15/28	44,772
35,861	Government National Mortgage Association Pool 469544	6.500%	05/15/28	35,928
40,103	Government National Mortgage Association Pool 471914	6.500%	05/15/28	40,190
44,106	Government National Mortgage Association Pool 471940	6.500%	06/15/28	44,184
31,740	Government National Mortgage Association Pool 471933	6.500%	06/15/28	31,746
29,754	Government National Mortgage Association Pool 470937	6.500%	06/15/28	29,725
47,022	Government National Mortgage Association Pool 469579	6.500%	07/15/28	47,118
37,819	Government National Mortgage Association Pool 469575	6.500%	07/15/28	37,861
38,447	Government National Mortgage Association Pool 476738	6.500%	07/15/28	38,491
49,897	Government National Mortgage Association Pool 476753	6.500%	08/15/28	50,018
43,329	Government National Mortgage Association Pool 471982	6.500%	08/15/28	43,444
70,381	Government National Mortgage Association Pool 487279	6.500%	09/15/28	70,940
49,576	Government National Mortgage Association Pool 508627	6.500%	09/15/28	49,718
33,900	Government National Mortgage Association Pool 476778	6.500%	09/15/28	33,923
29,316	Government National Mortgage Association Pool 487280	6.500%	09/15/28	29,355
47,448	Government National Mortgage Association Pool 487316	6.500%	10/15/28	47,594
34,526	Government National Mortgage Association Pool 487309	6.500%	10/15/28	34,550
26,834	Government National Mortgage Association Pool 476776	6.500%	10/15/28	26,809
37,565	Government National Mortgage Association Pool 476777	6.500%	10/15/28	37,649
39,856	Government National Mortgage Association Pool 494928	6.500%	12/15/28	39,956
36,798	Government National Mortgage Association Pool 487342	6.500%	12/15/28	36,839
33,629	Government National Mortgage Association Pool 487373	6.500%	01/15/29	33,653
31,332	Government National Mortgage Association Pool 494926	6.500%	01/15/29	31,381
33,567	Government National Mortgage Association Pool 494927	6.500%	01/15/29	33,632
60,292	Government National Mortgage Association Pool 494941	6.500%	01/15/29	60,792
38,454	Government National Mortgage Association Pool 494929	6.500%	01/15/29	38,504
43,476	Government National Mortgage Association Pool 494930	6.500%	01/15/29	43,559
49,094	Government National Mortgage Association Pool 487392	6.500%	02/15/29	49,222
73,376	Government National Mortgage Association Pool 495006	6.500%	03/15/29	74,182
43,595	Government National Mortgage Association Pool 487426	6.500%	03/15/29	43,683
59,944	Government National Mortgage Association Pool 487429	6.500%	03/15/29	60,192
39,019	Government National Mortgage Association Pool 495000	6.500%	03/15/29	39,103
81,159	Government National Mortgage Association Pool 494973	6.500%	03/15/29	81,985
47,500	Government National Mortgage Association Pool 494993	6.500%	03/15/29	47,621
44,083	Government National Mortgage Association Pool 494895	6.500%	03/15/29	44,344
42,717	Government National Mortgage Association Pool 487450	6.500%	04/15/29	42,801
37,943	Government National Mortgage Association Pool 495010	6.500%	04/15/29	38,032
44,276	Government National Mortgage Association Pool 495029	6.500%	05/15/29	44,412
40,934	Government National Mortgage Association Pool 487479	6.500%	05/15/29	41,007
38,167	Government National Mortgage Association Pool 487512	6.500%	06/15/29	38,257
46,638	Government National Mortgage Association Pool 500634	6.500%	07/15/29	46,787
42,389	Government National Mortgage Association Pool 500652	6.500%	08/15/29	42,476
34,564	Government National Mortgage Association Pool 509215	6.500%	09/15/29	34,598
39,414	Government National Mortgage Association Pool 515287	6.500%	09/15/29	39,528
43,183	Government National Mortgage Association Pool 515286	6.500%	10/15/29	43,279
32,891	Government National Mortgage Association Pool 509225	6.500%	12/15/29	32,914
33,693	Government National Mortgage Association Pool 509264	6.500%	12/15/29	33,722
34,088	Government National Mortgage Association Pool 515354	6.500%	04/15/30	34,122
47,617	Government National Mortgage Association Pool 515352	6.500%	04/15/30	47,755

Quarterly Report | June 30, 2026	3

GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Mortgage-Backed Securities (55.45%) (continued)
$ 53,215	Government National Mortgage Association Pool 515427	6.500%	06/15/30	$53,438
69,461	Government National Mortgage Association Pool 515426	6.500%	07/15/30	70,214
63,620	Government National Mortgage Association Pool 515492	6.500%	10/15/30	63,940
61,079	Government National Mortgage Association Pool 515518	6.500%	11/15/30	61,304
42,252	Government National Mortgage Association Pool 529875	6.500%	04/15/31	42,337
111,053	Government National Mortgage Association Pool 529931	6.500%	05/15/31	113,912
42,814	Government National Mortgage Association Pool 556228	6.500%	09/15/31	42,921
210,970	Government National Mortgage Association Pool 556266	6.500%	09/15/31	215,706
316,742	Government National Mortgage Association Pool 556286	6.500%	10/15/31	323,970
180,077	Government National Mortgage Association Pool 556285	6.500%	10/15/31	184,071
260,639	Government National Mortgage Association Pool 556322	6.500%	12/15/31	266,726
86,067	Government National Mortgage Association Pool 556298	6.500%	12/15/31	87,077
41,634	Government National Mortgage Association Pool 509177	6.500%	02/15/32	41,731
37,515	Government National Mortgage Association Pool 448265	7.000%	04/15/27	37,656
42,244	Government National Mortgage Association Pool 449347	7.000%	08/15/27	42,403
45,943	Government National Mortgage Association Pool 449346	7.000%	08/15/27	46,116
33,817	Government National Mortgage Association Pool 453523	7.000%	08/15/27	33,944
36,419	Government National Mortgage Association Pool 453519	7.000%	08/15/27	36,556
42,294	Government National Mortgage Association Pool 449348	7.000%	08/15/27	42,453
39,070	Government National Mortgage Association Pool 453516	7.000%	08/15/27	39,217
41,034	Government National Mortgage Association Pool 453513	7.000%	08/15/27	41,188
40,761	Government National Mortgage Association Pool 298996	7.000%	09/15/27	40,914
45,895	Government National Mortgage Association Pool 494987	7.000%	03/15/29	46,080
45,444	Government National Mortgage Association Pool 528542	7.000%	12/15/30	45,654
33,091	Government National Mortgage Association Pool 426805	7.500%	08/15/26	32,802

				19,702,026

Total Mortgage-Backed Securities
(Cost $19,419,913)				19,702,026

Municipal Bonds (20.26%)
Puerto Rico (20.26%)
150,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(c),(d)	0.000%	07/01/27	145,545
204,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(c),(d)	0.000%	07/01/29	185,952
263,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(c),(d)	0.000%	07/01/31	224,830
296,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(c),(d)	0.000%	07/01/33	234,894
2,817,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(c),(d)	0.000%	07/01/46	1,047,821
2,294,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(c),(d)	0.000%	07/01/51	623,227
1,114,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.329%	07/01/40	1,114,174
217,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	4.500%	07/01/34	217,024
34,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.536%	07/01/53	32,376
109,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	4.550%	07/01/40	109,349

4	(787) 764-1788 | www.ubs.com/prfunds

GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (20.26%) (continued)
$ 805,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	4.750%	07/01/53	$794,713
447,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.784%	07/01/58	437,236
2,035,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	5.000%	07/01/58	2,031,698

				7,198,839

Total Municipal Bonds
(Cost $7,058,646)				7,198,839

Total Investments (99.44%)
(Cost $36,478,559)				$35,332,287
Assets in Excess of Other Liabilities (0.56%)				197,836

NET ASSETS (100.00%)				$35,530,123

(a)	Security may be called before its maturity date.
(b)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

Quarterly Report | June 30, 2026	5